Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit after tax		£ 7,213	£ 6,356	£ 5,323
Currency translation reserve
Currency translation differences	[1]	(1,131)	(59)	(1,110)
Tax		(1)	13	9
Fair value through other comprehensive income reserve movements relating to debt securities
Net gains/(losses) from changes in fair value		1,024	(863)	1,486
Net losses/(gains) transferred to net profit on disposal		191	(164)	(26)
Net (gain)/losses relating to (releases of) impairment		(3)	1	(1)
Net (losses)/gains due to fair value hedging		(142)	325	(1,184)
Tax		(297)	194	(78)
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		3,675	(784)	4,447
Net (gains)/losses transferred to net profit		(522)	1,842	423
Tax		(889)	(281)	(1,342)
Other comprehensive income that may be recycled to profit or loss		1,905	224	2,624
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(10)	(427)	(1,193)
Fair value through other comprehensive income reserve movements relating to equity instruments		0	0	(3)
Own credit		89	(1,130)	(983)
Tax		(30)	432	611
Other comprehensive income/(loss) not recycled to profit or loss		49	(1,125)	(1,568)
Other comprehensive income/(loss) for the year		1,954	(901)	1,056
Total comprehensive income for the year		9,167	5,455	6,379
Attributable to:
Equity holders of the parent		9,126	5,406	6,315
Non-controlling interests		41	49	64
Total comprehensive income for the year		£ 9,167	£ 5,455	£ 6,379

[1]	Includes £44m loss (2024: £1m loss ; 2023: £0m gain ) on recycling of currency translation differences to net profit.